Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income tax expense/(benefit)
Total current tax	$ 1,884		$ 2,283	$ 3,280
Deferred income tax expense/(benefit)	5,308		2,226	(3,563)
Income tax expense/(benefit)	7,192		4,509	(283)
Reconciliation of reported income tax expense to the theoretical tax amount
(Loss)/income before income taxes and equity in earnings of an equity investee	(1,107)		58,308	(410,422)
Tax calculated at the statutory tax rate of the Company	(183)		9,621	(67,720)
Different tax rates applicable in different jurisdictions	(2,400)		541	6,316
Tax valuation allowance	24,254		26,629	93,243
Preferential tax rate difference	(18)		(3,065)	(171)
Preferential tax deduction and credits	(22,608)		(32,667)	(40,791)
Expenses not deductible for tax purposes	10,129		7,086	8,886
Withholding tax on undistributed earnings of a PRC entity	2,323		2,386	2,492
Income not subject to tax	(5,719)		(5,826)	(2,142)
Temporary difference	998		(817)	(1,614)
Others	416		621	1,218
Income tax expense/(benefit)	7,192		4,509	(283)
HK
Income tax expense/(benefit)
Total current tax			45	301
Threshold of first tiered assessable profits	$ 300	$ 2.0
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
PRC
Income tax expense/(benefit)
Total current tax	$ 1,723		$ 1,767	$ 2,580
Income tax rate (as a percent)	25.00%	25.00%
Preferential income tax rate (as a percent)	15.00%	15.00%
Dividends declared withholding tax rate (as a percent)	10.00%	10.00%
Lower withholding tax rate (as a percent)	5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)	25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%	100.00%
US and others
Income tax expense/(benefit)
Total current tax	$ 161		$ 471	$ 399
US
Income tax expense/(benefit)
U.S. withholding tax (as a percent)	30.00%	30.00%
US | Federal
Income tax expense/(benefit)
Income tax rate (as a percent)	21.00%	21.00%
US | Minimum | State
Income tax expense/(benefit)
U.S. state taxes (as a percent)	0.00%	0.00%
US | Maximum | State
Income tax expense/(benefit)
U.S. state taxes (as a percent)	8.20%	8.20%
United Kingdom
Income tax expense/(benefit)
Income tax rate (as a percent)	25.00%	25.00%
EU countries | Minimum
Income tax expense/(benefit)
Income tax rate (as a percent)	19.00%	19.00%
EU countries | Maximum
Income tax expense/(benefit)
Income tax rate (as a percent)	25.00%	25.00%